Revenue and Accounts Receivable - Schedule of Revenue by Payor Type (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues By Payer Type [Line Items]
Revenue	$ 1,218,667	$ 834,752	$ 4,301,563	$ 3,019,407	$ 2,521,579
Medicare
Revenues By Payer Type [Line Items]
Revenue	257,063	138,767	753,248	717,661	605,776
Direct bill (including clinical trials)
Revenues By Payer Type [Line Items]
Revenue	511,347	340,132	1,594,509	350,290	408,356
Grants and royalty
Revenues By Payer Type [Line Items]
Revenue		10,500	556,940	315,195	110,000
Insurance carrier and all others
Revenues By Payer Type [Line Items]
Revenue	$ 450,257	$ 345,353	$ 1,396,866	$ 1,636,261	$ 1,397,447